Other income and expenses - Other operating income (Details) - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Other income and expenses
Government grants	€ 340	€ 702
Others	26	243
Total other operating income	€ 366	€ 945